Principal Accounting Policies - Summary of Value Added Tax (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Gross VAT	¥ 4,165,723	¥ 5,996,198	¥ 5,271,119
Less: government grants	(903,275)	(2,102,847)	(2,150,109)
VAT, net	¥ 3,262,448	¥ 3,893,351	¥ 3,121,010